Other Income (Tables)	12 Months Ended
Jun. 30, 2025
Other Income [Abstract]
Schedule of Other Income
	For the years ended June 30,
	2025	2024
	US$	US$
Bank interest income	305,005	233,036
Foreign exchange gain (loss)	67,527	(9,769)
Others	(16,162)	3,470
Total	356,370	226,737